Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
ASSETS:
Cash & Equivalents	$ 460,444	$ 703,774
Property Net	2,849,079	2,764,382
Uncollected Rental Revenue	100,368	155,208
Prepaid Advertising	9,317	5,358
Other Assets	62,504	26,045
TOTAL	3,481,712	3,654,767
LIABILITIES:
Distribution due to Partners	193,765	232,523
Incentive Management Fee Liability	6,974
Property Management Fee Liability	10,997	10,459
Deferred Income	46,548	45,369
Accrued Expenses	34,848	39,873
Other Liabilities	79,303	96,804
Total Liabilities	372,435	425,028
PARTNERS' EQUITY:
General Partners	(108,329)	(107,091)
Limited Partners	3,019,417	3,141,971
Total Partners' Equity	2,911,088	3,034,880
Noncontrolling Interest in Real Estate Joint Venture	198,189	194,859
Total Equity	3,109,277	3,229,739
TOTAL	$ 3,481,712	$ 3,654,767